Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions		Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind		In-kind Calc.
#: 1
	[1],[2]	$ 0.2	Fees	ARGENTINA	Chubut	Government of Chubut	Campamento Central - Cañadón Perdido	Oil [Member]	Upstream [Member]	Well
#: 2
	[1],[2]	0.3	Royalties	ARGENTINA	Chubut	Government of Chubut	Campamento Central - Cañadón Perdido	Oil [Member]	Upstream [Member]	Well
#: 3
	[1],[2]	0.2	Taxes	ARGENTINA	Chubut	Government of Chubut	Chubut projects	Oil [Member]	Upstream [Member]	Well
#: 4
	[1],[2]	0.1	Fees	ARGENTINA	Chubut	Government of Chubut	El Tordillo	Oil - Gas [Member]	Upstream [Member]	Well
#: 5
	[1],[2]	0.8	Royalties	ARGENTINA	Chubut	Government of Chubut	El Tordillo	Oil - Gas [Member]	Upstream [Member]	Well
#: 6
	[1],[2]	0.8	Fees	ARGENTINA	Chubut	Government of Chubut	Manantiales Behr	Oil - Gas [Member]	Upstream [Member]	Well
#: 7
	[1],[2]	61.6	Royalties	ARGENTINA	Chubut	Government of Chubut	Manantiales Behr	Oil - Gas [Member]	Upstream [Member]	Well
#: 8
	[1],[2]	0.2	Taxes	ARGENTINA	Chubut	Government of Chubut	Manantiales Behr	Oil - Gas [Member]	Upstream [Member]	Well
#: 9
	[1],[2]	22.6	Royalties	ARGENTINA	Chubut	Government of Chubut	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[3]	At cost	[3]
#: 10
	[1],[2]	0.4	Fees	ARGENTINA	Chubut	Government of Chubut	Restinga Alí	Oil - Gas [Member]	Upstream [Member]	Well
#: 11
	[1],[2]	0.8	Royalties	ARGENTINA	Chubut	Government of Chubut	Restinga Alí	Oil - Gas [Member]	Upstream [Member]	Well
#: 12
	[1],[2]	1.7	Fees	ARGENTINA	Entre Ríos	Government of Entre Ríos	Sands Operation	Sand [Member]	Central Administration and Others [Member]	Open Pit
#: 13
	[1],[2]	0.5	Taxes	ARGENTINA	Entre Ríos	Government of Entre Ríos	Sands Operation	Sand [Member]	Central Administration and Others [Member]	Open Pit
#: 14
	[1],[2]	5.3	Royalties	ARGENTINA	La Pampa	Government of La Pampa	Puesto Pinto (CNQ 7/A)	Oil [Member]	Upstream [Member]	Well
#: 15
	[1],[2]	0.4	Fees	ARGENTINA	Mendoza	Government of Mendoza	Altiplanicie del Payún	Oil [Member]	Upstream [Member]	Well
#: 16
	[1],[2]	0.3	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Altiplanicie del Payún	Oil [Member]	Upstream [Member]	Well
#: 17
	[1],[2]	0.5	Fees	ARGENTINA	Mendoza	Government of Mendoza	Barrancas	Oil [Member]	Upstream [Member]	Well
#: 18
	[1],[2]	4.6	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Barrancas	Oil [Member]	Upstream [Member]	Well
#: 19
	[1],[2]	0.1	Taxes	ARGENTINA	Mendoza	Government of Mendoza	Barrancas	Oil [Member]	Upstream [Member]	Well
#: 20
	[1],[2]	0.6	Fees	ARGENTINA	Mendoza	Government of Mendoza	Cajón de los Caballos	Oil - Gas [Member]	Upstream [Member]	Well
#: 21
	[1],[2]	0.9	Fees	ARGENTINA	Mendoza	Government of Mendoza	Cañadón Amarillo	Oil [Member]	Upstream [Member]	Well
#: 22
	[1],[2]	1.5	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Cañadón Amarillo	Oil [Member]	Upstream [Member]	Well
#: 23
	[1],[2]	0.2	Fees	ARGENTINA	Mendoza	Government of Mendoza	CCYB - 17/B	Oil [Member]	Upstream [Member]	Well
#: 24
	[1],[2]	0.1	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Ceferino	Oil [Member]	Upstream [Member]	Well
#: 25
	[1],[2]	0.2	Fees	ARGENTINA	Mendoza	Government of Mendoza	Cerro Fortunoso	Oil [Member]	Upstream [Member]	Well
#: 26
	[1],[2]	8.1	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Cerro Fortunoso	Oil [Member]	Upstream [Member]	Well
#: 27
	[1],[2]	0.1	Fees	ARGENTINA	Mendoza	Government of Mendoza	Cerro Morado Este	Oil [Member]	Upstream [Member]	Well
#: 28
	[1],[2]	3.1	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Cerro Morado Este	Oil [Member]	Upstream [Member]	Well
#: 29
	[1],[2]	0.1	Fees	ARGENTINA	Mendoza	Government of Mendoza	Chachahuén Sur	Oil [Member]	Upstream [Member]	Well
#: 30
	[1],[2]	26.7	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Chachahuén Sur	Oil [Member]	Upstream [Member]	Well
#: 31
	[1],[2]	0.1	Taxes	ARGENTINA	Mendoza	Government of Mendoza	Chachahuén Sur	Oil [Member]	Upstream [Member]	Well
#: 32
	[1],[2]	1.2	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Chihuido de la Salina	Oil - Gas [Member]	Upstream [Member]	Well
#: 33
	[1],[2]	0.1	Taxes	ARGENTINA	Mendoza	Government of Mendoza	Chihuido de la Salina	Oil - Gas [Member]	Upstream [Member]	Well
#: 34
	[1],[2]	0.3	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Chihuido de la Salina Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 35
	[1],[2]	0.1	Fees	ARGENTINA	Mendoza	Government of Mendoza	Chihuido de la Sierra Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 36
	[1],[2]	6.3	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Chihuido de la Sierra Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 37
	[1],[2]	0.1	Taxes	ARGENTINA	Mendoza	Government of Mendoza	Chihuido de la Sierra Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 38
	[1],[2]	0.7	Royalties	ARGENTINA	Mendoza	Government of Mendoza	CN VII	Oil [Member]	Upstream [Member]	Well
#: 39
	[1],[2]	0.2	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Confluencia Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 40
	[1],[2]	0.2	Royalties	ARGENTINA	Mendoza	Government of Mendoza	El Manzano	Oil [Member]	Upstream [Member]	Well
#: 41
	[1],[2]	0.3	Fees	ARGENTINA	Mendoza	Government of Mendoza	El Manzano Este	Oil [Member]	Upstream [Member]	Well
#: 42
	[1],[2]	0.2	Fees	ARGENTINA	Mendoza	Government of Mendoza	El Manzano Oeste (Resto)	Oil [Member]	Upstream [Member]	Well
#: 43
	[1],[2]	0.1	Royalties	ARGENTINA	Mendoza	Government of Mendoza	El Portón	Oil - Gas [Member]	Upstream [Member]	Well
#: 44
	[1],[2]	3.5	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Gobernador Ayala (CNQ 7)	Oil [Member]	Upstream [Member]	Well
#: 45
	[1],[2]	0.2	Fees	ARGENTINA	Mendoza	Government of Mendoza	La Ventana	Oil [Member]	Upstream [Member]	Well
#: 46
	[1],[2]	1.7	Royalties	ARGENTINA	Mendoza	Government of Mendoza	La Ventana	Oil [Member]	Upstream [Member]	Well
#: 47
	[1],[2]	0.1	Taxes	ARGENTINA	Mendoza	Government of Mendoza	La Ventana - Río Tunuyán	Oil [Member]	Upstream [Member]	Well
#: 48
	[1],[2]	0.2	Fees	ARGENTINA	Mendoza	Government of Mendoza	Mesa Verde	Oil [Member]	Upstream [Member]	Well
#: 49
	[1],[2]	0.8	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Mesa Verde	Oil [Member]	Upstream [Member]	Well
#: 50
	[1],[2]	0.1	Fees	ARGENTINA	Mendoza	Government of Mendoza	Paso Bardas Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 51
	[1],[2]	1.2	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Paso Bardas Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 52
	[1],[2]	12.0	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Puesto Pinto (CNQ 7/A)	Oil [Member]	Upstream [Member]	Well
#: 53
	[1],[2]	0.2	Fees	ARGENTINA	Mendoza	Government of Mendoza	Puntilla del Huincán	Oil - Gas [Member]	Upstream [Member]	Well
#: 54
	[1],[2]	0.1	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Refugio Tupungato	Oil [Member]	Upstream [Member]	Well
#: 55
	[1],[2]	0.1	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Río Tunuyán	Oil [Member]	Upstream [Member]	Well
#: 56
	[1],[2]	0.6	Fees	ARGENTINA	Mendoza	Government of Mendoza	Valle del Río Grande	Oil - Gas [Member]	Upstream [Member]	Well
#: 57
	[1],[2]	7.9	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Valle del Río Grande	Oil - Gas [Member]	Upstream [Member]	Well
#: 58
	[1],[2]	0.4	Fees	ARGENTINA	Mendoza	Government of Mendoza	Vizcacheras	Oil [Member]	Upstream [Member]	Well
#: 59
	[1],[2]	2.8	Royalties	ARGENTINA	Mendoza	Government of Mendoza	Vizcacheras	Oil [Member]	Upstream [Member]	Well
#: 60
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Payment not attributable to a project	Gas [Member]	Midstream and Downstream [Member]	Well
#: 61
	[1],[2]	1.1	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Aguada de Castro	Gas [Member]	Upstream [Member]	Well
#: 62
	[1],[2]	4.8	Comm. Social Resp.	ARGENTINA	Neuquén	Government of Neuquén	Aguada de la Arena	Oil - Gas [Member]	Upstream [Member]	Well
#: 63
	[1],[2]	2.3	Fees	ARGENTINA	Neuquén	Government of Neuquén	Aguada de la Arena	Oil - Gas [Member]	Upstream [Member]	Well
#: 64
	[1],[2]	3.1	Infrastructure	ARGENTINA	Neuquén	Government of Neuquén	Aguada de la Arena	Oil - Gas [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 65
	[1],[2]	2.5	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Aguada de la Arena	Oil - Gas [Member]	Upstream [Member]	Well
#: 66
	[1],[2]	0.1	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Aguada de la Arena	Oil - Gas [Member]	Upstream [Member]	Well
#: 67
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Aguada del Chañar	Oil - Gas [Member]	Upstream [Member]	Well
#: 68
	[1],[2]	42.9	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Aguada del Chañar	Oil - Gas [Member]	Upstream [Member]	Well
#: 69
	[1],[2]	0.2	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Aguada del Chañar	Oil - Gas [Member]	Upstream [Member]	Well
#: 70
	[1],[2]	13.6	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Aguada Pichana Oeste	Gas [Member]	Upstream [Member]	Well
#: 71
	[1],[2]	1.4	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Aguada Villanueva	Oil - Gas [Member]	Upstream [Member]	Well
#: 72
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Al Norte de la Dorsal	Oil - Gas [Member]	Upstream [Member]	Well
#: 73
	[1],[2]	0.8	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Al Norte de la Dorsal	Oil - Gas [Member]	Upstream [Member]	Well
#: 74
	[1],[2]	0.1	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Al Norte de la Dorsal	Oil - Gas [Member]	Upstream [Member]	Well
#: 75
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Bajo del Toro	Oil - Gas [Member]	Upstream [Member]	Well
#: 76
	[1],[2]	4.5	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Bajo del Toro	Oil - Gas [Member]	Upstream [Member]	Well
#: 77
	[1],[2]	0.1	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Bajo del Toro	Oil - Gas [Member]	Upstream [Member]	Well
#: 78
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Bajo del Toro Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 79
	[1],[2]	0.4	Fees	ARGENTINA	Neuquén	Government of Neuquén	Bandurria Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 80
	[1],[2]	70.2	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Bandurria Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 81
	[1],[2]	0.7	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Bandurria Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 82
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Cerro Arena	Gas [Member]	Upstream [Member]	Well
#: 83
	[1],[2]	0.6	Fees	ARGENTINA	Neuquén	Government of Neuquén	Chihuido de la Sierra Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 84
	[1],[2]	15.4	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Chihuido de la Sierra Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 85
	[1],[2]	0.6	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Chihuido de la Sierra Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 86
	[1],[2]	0.1	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Dadín	Oil - Gas [Member]	Upstream [Member]	Well
#: 87
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Don Ruiz	Oil - Gas [Member]	Upstream [Member]	Well
#: 88
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	El Orejano	Oil - Gas [Member]	Upstream [Member]	Well
#: 89
	[1],[2]	1.9	Royalties	ARGENTINA	Neuquén	Government of Neuquén	El Portón	Oil - Gas [Member]	Upstream [Member]	Well
#: 90
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Filo Morado	Oil - Gas [Member]	Upstream [Member]	Well
#: 91
	[1],[2]	0.9	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Filo Morado	Oil - Gas [Member]	Upstream [Member]	Well
#: 92
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	La Amarga Chica	Oil - Gas [Member]	Upstream [Member]	Well
#: 93
	[1],[2]	97.9	Royalties	ARGENTINA	Neuquén	Government of Neuquén	La Amarga Chica	Oil - Gas [Member]	Upstream [Member]	Well
#: 94
	[1],[2]	0.9	Taxes	ARGENTINA	Neuquén	Government of Neuquén	La Amarga Chica	Oil - Gas [Member]	Upstream [Member]	Well
#: 95
	[1],[2]	2.1	Comm. Social Resp.	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur I	Oil - Gas [Member]	Upstream [Member]	Well
#: 96
	[1],[2]	0.9	Fees	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur I	Oil - Gas [Member]	Upstream [Member]	Well
#: 97
	[1],[2]	2.6	Infrastructure	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur I	Oil - Gas [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 98
	[1],[2]	53.7	Royalties	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur I	Oil - Gas [Member]	Upstream [Member]	Well
#: 99
	[1],[2]	1.3	Comm. Social Resp.	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur II	Oil - Gas [Member]	Upstream [Member]	Well
#: 100
	[1],[2]	0.5	Fees	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur II	Oil - Gas [Member]	Upstream [Member]	Well
#: 101
	[1],[2]	2.1	Infrastructure	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur II	Oil - Gas [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 102
	[1],[2]	11.6	Royalties	ARGENTINA	Neuquén	Government of Neuquén	La Angostura Sur II	Oil - Gas [Member]	Upstream [Member]	Well
#: 103
	[1],[2]	67.6	Royalties	ARGENTINA	Neuquén	Government of Neuquén	La Calera	Oil - Gas [Member]	Upstream [Member]	Well
#: 104
	[1],[2]	0.9	Royalties	ARGENTINA	Neuquén	Government of Neuquén	La Escalonada	Oil - Gas [Member]	Upstream [Member]	Well
#: 105
	[1],[2]	6.0	Infrastructure	ARGENTINA	Neuquén	Government of Neuquén	La Escalonada - Rincón La Ceniza	Payment not attributable to a resource [Member]	Upstream [Member]	Well
#: 106
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Las Manadas	Oil - Gas [Member]	Upstream [Member]	Well
#: 107
	[1],[2]	0.3	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Las Manadas	Oil - Gas [Member]	Upstream [Member]	Well
#: 108
	[1],[2]	1.3	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Las Tacanas	Oil - Gas [Member]	Upstream [Member]	Well
#: 109
	[1],[2]	20.4	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Lindero Atravesado	Oil - Gas [Member]	Upstream [Member]	Well
#: 110
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Loma Amarilla Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 111
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Loma Campana	Oil - Gas [Member]	Upstream [Member]	Well
#: 112
	[1],[2]	120.2	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Loma Campana	Oil - Gas [Member]	Upstream [Member]	Well
#: 113
	[1],[2]	1.2	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Loma Campana	Oil - Gas [Member]	Upstream [Member]	Well
#: 114
	[1],[2]	1.3	Fees	ARGENTINA	Neuquén	Government of Neuquén	Loma La Lata - Sierra Barrosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 115
	[1],[2]	65.8	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Loma La Lata - Sierra Barrosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 116
	[1],[2]	0.5	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Loma La Lata - Sierra Barrosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 117
	[1],[2]	0.4	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Meseta Buena Esperanza	Oil - Gas [Member]	Upstream [Member]	Well
#: 118
	[1],[2]	3.1	Comm. Social Resp.	ARGENTINA	Neuquén	Government of Neuquén	Narambuena	Oil [Member]	Upstream [Member]	Well
#: 119
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Narambuena	Oil [Member]	Upstream [Member]	Well
#: 120
	[1],[2]	4.4	Infrastructure	ARGENTINA	Neuquén	Government of Neuquén	Narambuena	Oil [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 121
	[1],[2]	1.0	Comm. Social Resp.	ARGENTINA	Neuquén	Government of Neuquén	Neuquén projects	Oil [Member]	Upstream [Member]	Well
#: 122
	[1],[2]	0.3	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Paso Bardas Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 123
	[1],[2]	4.3	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Pico Truncado - El Cordón	Oil - Gas [Member]	Upstream [Member]	Well
#: 124
	[1],[2]	0.4	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Piedra Chenque	Gas [Member]	Upstream [Member]	Well
#: 125
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Puesto Hernández	Oil - Gas [Member]	Upstream [Member]	Well
#: 126
	[1],[2]	7.7	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Puesto Hernández	Oil - Gas [Member]	Upstream [Member]	Well
#: 127
	[1],[2]	0.2	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Puesto Hernández	Oil - Gas [Member]	Upstream [Member]	Well
#: 128
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Rincón del Mangrullo	Oil - Gas [Member]	Upstream [Member]	Well
#: 129
	[1],[2]	24.1	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Rincón del Mangrullo	Oil - Gas [Member]	Upstream [Member]	Well
#: 130
	[1],[2]	0.1	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Rincón del Mangrullo	Oil - Gas [Member]	Upstream [Member]	Well
#: 131
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 132
	[1],[2]	8.7	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 133
	[1],[2]	0.1	Taxes	ARGENTINA	Neuquén	Government of Neuquén	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 134
	[1],[2]	4.0	Royalties	ARGENTINA	Neuquén	Government of Neuquén	San Roque	Oil - Gas [Member]	Upstream [Member]	Well
#: 135
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Señal Cerro Bayo	Oil - Gas [Member]	Upstream [Member]	Well
#: 136
	[1],[2]	1.1	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Señal Cerro Bayo	Oil - Gas [Member]	Upstream [Member]	Well
#: 137
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Señal Picada - Punta Barda	Oil - Gas [Member]	Upstream [Member]	Well
#: 138
	[1],[2]	4.7	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Señal Picada - Punta Barda	Oil - Gas [Member]	Upstream [Member]	Well
#: 139
	[1],[2]	5.2	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Sierra Chata	Oil - Gas [Member]	Upstream [Member]	Well
#: 140
	[1],[2]	0.2	Fees	ARGENTINA	Neuquén	Government of Neuquén	Volcán Auca Mahuida	Oil - Gas [Member]	Upstream [Member]	Well
#: 141
	[1],[2]	1.3	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Volcán Auca Mahuida	Oil - Gas [Member]	Upstream [Member]	Well
#: 142
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	La Ribera Bloque I	Oil - Gas [Member]	Upstream [Member]	Well
#: 143
	[1],[2]	4.6	Royalties	ARGENTINA	Neuquén	Government of Neuquén	La Ribera Bloque I	Oil - Gas [Member]	Upstream [Member]	Well
#: 144
	[1],[2]	13.1	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Aguada Pichana Este	Oil - Gas [Member]	Upstream [Member]	Well
#: 145
	[1],[2]	0.1	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Rincón la Ceniza	Oil - Gas [Member]	Upstream [Member]	Well
#: 146
	[1],[2]	0.1	Fees	ARGENTINA	Neuquén	Government of Neuquén	Octógono	Oil - Gas [Member]	Upstream [Member]	Well
#: 147
	[1],[2]	0.9	Royalties	ARGENTINA	Neuquén	Government of Neuquén	Octógono	Oil - Gas [Member]	Upstream [Member]	Well
#: 148
	[1],[2]	1.6	Fees	ARGENTINA	Río Negro	Government of Río Negro	Sands Operation	Sand [Member]	Central Administration and Others [Member]	Open Pit
#: 149
	[1],[2]	0.2	Taxes	ARGENTINA	Río Negro	Government of Río Negro	Sands Operation	Sand [Member]	Central Administration and Others [Member]	Open Pit
#: 150
	[1],[2]	1.2	Royalties	ARGENTINA	Río Negro	Government of Río Negro	Agua Salada	Oil - Gas [Member]	Upstream [Member]	Well
#: 151
	[1],[2]	0.3	Fees	ARGENTINA	Río Negro	Government of Río Negro	Estación Fernández Oro	Oil - Gas [Member]	Upstream [Member]	Well
#: 152
	[1],[2]	0.6	Royalties	ARGENTINA	Río Negro	Government of Río Negro	Estación Fernández Oro	Oil - Gas [Member]	Upstream [Member]	Well
#: 153
	[1],[2]	0.1	Taxes	ARGENTINA	Río Negro	Government of Río Negro	Estación Fernández Oro	Oil - Gas [Member]	Upstream [Member]	Well
#: 154
	[1],[2]	0.7	Royalties	ARGENTINA	Río Negro	Government of Río Negro	La Yesera	Oil - Gas [Member]	Upstream [Member]	Well
#: 155
	[1],[2]	1.9	Royalties	ARGENTINA	Río Negro	Government of Río Negro	Loma Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 156
	[1],[2]	0.1	Royalties	ARGENTINA	Río Negro	Government of Río Negro	Los Caldenes	Oil - Gas [Member]	Upstream [Member]	Well
#: 157
	[1],[2]	8.2	Royalties	ARGENTINA	Río Negro	Government of Río Negro	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[3]	At cost	[3]
#: 158
	[1],[2]	0.2	Fees	ARGENTINA	Río Negro	Government of Río Negro	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 159
	[1],[2]	0.3	Royalties	ARGENTINA	Río Negro	Government of Río Negro	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 160
	[1],[2]	0.5	Fees	ARGENTINA	Río Negro	Government of Río Negro	Señal Picada - Punta Barda	Oil - Gas [Member]	Upstream [Member]	Well
#: 161
	[1],[2]	7.7	Royalties	ARGENTINA	Río Negro	Government of Río Negro	Señal Picada - Punta Barda	Oil - Gas [Member]	Upstream [Member]	Well
#: 162
	[1],[2]	0.2	Taxes	ARGENTINA	Río Negro	Government of Río Negro	Señal Picada - Punta Barda	Oil - Gas [Member]	Upstream [Member]	Well
#: 163
	[1],[2]	2.5	Royalties	ARGENTINA	Salta	Government of Salta	Acambuco	Oil - Gas [Member]	Upstream [Member]	Well
#: 164
	[1],[2]	0.1	Fees	ARGENTINA	Salta	Government of Salta	Campo Durán - Madrejones	Oil - Gas [Member]	Upstream [Member]	Well
#: 165
	[1],[2]	0.1	Fees	ARGENTINA	Salta	Government of Salta	La Bolsa	Payment not attributable to a resource [Member]	Upstream [Member]	Well
#: 166
	[1],[2]	0.6	Royalties	ARGENTINA	Salta	Government of Salta	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[3]	At cost	[3]
#: 167
	[1],[2]	3.1	Royalties	ARGENTINA	Salta	Government of Salta	Ramos	Oil - Gas [Member]	Upstream [Member]	Well
#: 168
	[1],[2]	0.3	Fees	ARGENTINA	Salta	Government of Salta	San Antonio Sur	Gas [Member]	Upstream [Member]	Well
#: 169
	[1],[2]	0.5	Royalties	ARGENTINA	Salta	Government of Salta	San Antonio Sur	Gas [Member]	Upstream [Member]	Well
#: 170
	[1],[2]	0.2	Fees	ARGENTINA	Salta	Government of Salta	Sierra de Aguaragüe	Oil - Gas [Member]	Upstream [Member]	Well
#: 171
	[1],[2]	5.8	Royalties	ARGENTINA	Salta	Government of Salta	Sierra de Aguaragüe	Oil - Gas [Member]	Upstream [Member]	Well
#: 172
	[1],[2]	1.8	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Barranca Yankowsky	Gas [Member]	Upstream [Member]	Well
#: 173
	[1],[2]	13.1	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cañadón de la Escondida - Las Heras	Oil [Member]	Upstream [Member]	Well
#: 174
	[1],[2]	0.1	Taxes	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cañadón de la Escondida - Las Heras	Oil [Member]	Upstream [Member]	Well
#: 175
	[1],[2]	7.3	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cañadón León - Meseta Espinosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 176
	[1],[2]	0.3	Taxes	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cañadón León - Meseta Espinosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 177
	[1],[2]	1.0	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cañadón Vasco	Oil [Member]	Upstream [Member]	Well
#: 178
	[1],[2]	2.7	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cañadón Yatel	Oil [Member]	Upstream [Member]	Well
#: 179
	[1],[2]	0.1	Fees	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cerro Piedra - Cerro Guadal Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 180
	[1],[2]	8.1	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Cerro Piedra - Cerro Guadal Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 181
	[1],[2]	5.1	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	El Guadal - Lomas del Cuy	Oil [Member]	Upstream [Member]	Well
#: 182
	[1],[2]	1.4	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Los Monos	Payment not attributable to a resource [Member]	Upstream [Member]	Well
#: 183
	[1],[2]	11.5	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Los Perales - Las Mesetas	Oil - Gas [Member]	Upstream [Member]	Well
#: 184
	[1],[2]	0.1	Taxes	ARGENTINA	Santa Cruz	Government of Santa Cruz	Los Perales - Las Mesetas	Oil - Gas [Member]	Upstream [Member]	Well
#: 185
	[1],[2]	2.7	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 186
	[1],[2]	16.7	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[3]	At cost	[3]
#: 187
	[1],[2]	3.2	Royalties	ARGENTINA	Santa Cruz	Government of Santa Cruz	Pico Truncado - El Cordón	Oil - Gas [Member]	Upstream [Member]	Well
#: 188
	[1],[2]	0.1	Taxes	ARGENTINA	Santa Cruz	Government of Santa Cruz	Pico Truncado - El Cordón	Oil - Gas [Member]	Upstream [Member]	Well
#: 189
	[1],[2]	2.1	Comm. Social Resp.	ARGENTINA	Santa Cruz	Government of Santa Cruz	Santa Cruz projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 190
	[1],[2]	0.3	Taxes	ARGENTINA	Santa Cruz	Government of Santa Cruz	Santa Cruz projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 191
	[1],[2]	0.2	Taxes	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Payment not attributable to a project	Gas [Member]	LNG and Integrated Gas [Member]	Well
#: 192
	[1],[2]	0.4	Fees	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Lago Fuego	Oil - Gas [Member]	Upstream [Member]	Well
#: 193
	[1],[2]	1.6	Royalties	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Lago Fuego	Oil - Gas [Member]	Upstream [Member]	Well
#: 194
	[1],[2]	0.8	Fees	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Los Chorrillos	Oil [Member]	Upstream [Member]	Well
#: 195
	[1],[2]	0.4	Royalties	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Los Chorrillos	Oil [Member]	Upstream [Member]	Well
#: 196
	[1],[2]	2.2	Royalties	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 197
	[1],[2]	0.3	Fees	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Tierra del Fuego - Fracción A	Oil - Gas [Member]	Upstream [Member]	Well
#: 198
	[1],[2]	0.8	Royalties	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Tierra del Fuego - Fracción A	Oil - Gas [Member]	Upstream [Member]	Well
#: 199
	[1],[2]	4.2	Royalties	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Tierra del Fuego - Fracción B	Oil - Gas [Member]	Upstream [Member]	Well
#: 200
	[1],[2]	0.3	Royalties	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Tierra del Fuego - Fracción D	Oil [Member]	Upstream [Member]	Well
#: 201
	[1],[2]	1.3	Taxes	ARGENTINA	Tierra del Fuego	Government of Tierra del Fuego	Tierra del Fuego projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 202
	[1],[2]	64.2	Taxes	ARGENTINA	National Government	National Government	Payment not attributable to a project	Payment not attributable to a resource [Member]	Central Administration and Others [Member]	Well
#: 203
	[1],[2]	11.4	Taxes	ARGENTINA	National Government	National Government	Payment not attributable to a project	Gas [Member]	LNG and Integrated Gas [Member]	Well
#: 204
	[1],[2]	4.4	Taxes	ARGENTINA	National Government	National Government	Aguada del Chañar	Oil - Gas [Member]	Midstream and Downstream [Member]	Well	Yes	[5]	At cost	[5]
#: 205
	[1],[2]	0.2	Taxes	ARGENTINA	National Government	National Government	Chubut projects	Oil [Member]	Midstream and Downstream [Member]	Well
#: 206
	[1],[2]	10.1	Taxes	ARGENTINA	National Government	National Government	Payment not attributable to a project	Gas [Member]	Midstream and Downstream [Member]	Well
#: 207
	[1],[2]	111.3	Taxes	ARGENTINA	National Government	National Government	Payment not attributable to a project	Payment not attributable to a resource [Member]	Payment not attributable to a business segment [Member]	Well
#: 208
	[1],[2]	0.1	Fees	ARGENTINA	National Government	National Government	CAN 102	Oil [Member]	Upstream [Member]	Well
#: 209
	[1],[2]	0.2	Fees	ARGENTINA	National Government	National Government	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 210
	[1],[2]	2.5	Royalties	ARGENTINA	National Government	National Government	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 211
	[1],[2]	3.4	Taxes	ARGENTINA	National Government	National Government	Sierra Chata	Oil - Gas [Member]	Upstream [Member]	Well
#: 212
	[1],[2]	$ 1.1	Fees	BOLIVIA	National Government	Yacimientos Petrolíferos Fiscales Bolivianos	Charagua	Gas [Member]	Upstream [Member]	Well

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any table between the totals and the sums of the amounts are due to rounding. Additionally, the payments details disclosure does not include payments that segregated by project have a registered value less than 0.1.
[3]	Corresponds to payments in kind of royalties settled with receivables from the sale of fuel and lubricants; liquefied petroleum gas; fuels, lubricants and asphalts; and jet fuel, for the Chubut, Río Negro, Santa Cruz and Tierra del Fuego Provinces, respectively; all valued at cost.
[4]	Corresponds to payments for infrastructure improvements to governmental entities under agreements to comply with concession assignments.
[5]	Corresponds to payments in kind of export taxes settled with "Indiluted propane gas” bonds valued at cost.